REVENUE - Contract Assets, Contract Liabilities, Deferred Commission Cost Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	$ 1,233	$ 1,077
Additions from new contracts with customers, net of terminations and renewals	1,572	1,196
Amortization of contract assets to accounts receivable	(1,218)	(1,040)
Balance, end of year	1,587	1,233
Balance, beginning of year	278	302
Revenue deferred in previous year and recognized as revenue in current year	(268)	(284)
Net additions from contracts with customers	223	260
Balance, end of year	233	278
Deferred commission costs assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of year	278	260
Additions from new contracts with customers, net of terminations and renewals	340	310
Amortization of contract assets to accounts receivable	(322)	(292)
Balance, end of year	$ 296	$ 278